Revenues (Tables)	12 Months Ended
Dec. 31, 2019
Revenues [Abstract]
Changes in Contract Assets and Contract Liabilities
The following table presents changes in the Company’s contract assets and liabilities during the years ended December 31, 2019 and 2018 (in CHF thousands):

	Balance at the beginning of the reporting period	Additions	Deductions	Balance at the end of the reporting period
Twelve months ended December 31, 2019:
Accrued Income	3,667	2,211	(4,783)	1,095
Deferred Income	351	7,686	(3,560)	4,477

Twelve months ended December 31, 2018:
Accrued Income	2,799	5,846	(4,978)	3,667
Deferred Income	355	1,533	(1,537)	351

Revenues
During the years ended December 31, 2019 and 2018, the Company recognized the following revenues as a result of changes in the contract asset and the contract liability balances in the respective periods (in CHF thousands):

	For the Years Ended December 31,
	2019	2018
Revenues recognized in the period from:
Amounts included in the contract liability at the beginning of the period	351	1,551
Performance obligations satisfied in previous periods	2,206	—

The following tables provide contract revenue amounts by year indicated included in the Company's accompanying financial statements attributable to transactions arising from its licensing arrangements.

	For the Years Ended December 31,
in CHF thousands	2019	2018	2017
Lilly	105,662	—	—
Genentech	—	—	14,000
Janssen	1,173	2,157	1,239
Life Molecular Imaging	2,206	—	1,080
Biogen	1,063	4,024	3,930
Other	922	1,013	6
Total contract revenue	111,026	7,194	20,255